NET LOSS FROM CONTINUING OPERATIONS - Schedule of Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	$ 90,674	$ 96,641	$ 97,798
Costs of revenues
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	83,781	88,787	88,542
Sales and marketing
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	2,227	2,713	3,409
General and administrative
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	3,308	3,983	4,518
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	$ 1,358	$ 1,158	$ 1,329